TAX CHARGE (CREDIT) - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 3,168	$ 1,522	$ 1,481
Deferred tax benefit (Note 17)	(1,287)	(1,012)	(1,770)
Income tax expense (benefit)	$ 1,881	$ 510	$ (289)